Leases (Details) - Schedule of Weighted Average Remaining Lease Term and the Weighted Average Discount Rate of the Lease	Jun. 30, 2024
Schedule of Weighted Average Remaining Lease Term and the Weighted Average Discount Rate of the Lease [Abstract]
Weighted-average remaining lease terms	1 year
Weighted-average discount rate	4.75%